Contract assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets [abstract]
Contract assets, beginning	R$ 8,613,968	R$ 8,550,102	R$ 7,969,164
Additions	6,026,053	5,240,528	4,759,789
Transfers	384	2,702	2,412
Transfers of works to intangible assets	(7,247,309)	(5,179,364)	(4,181,263)
Contract assets, ending	R$ 7,393,096	R$ 8,613,968	R$ 8,550,102